Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Other Financial Assets

	December 31 2017 $	December 31 2016 $

Investments held for self-insured liabilities	147.1	141.1
Holdbacks on long-term contracts	39.6	33.9
Indemnifications	2.4	2.4
Other	6.3	3.6

	195.4	181.0
Less current portion	9.3	20.9

Long-term portion	186.1	160.1

Disclosure of Fair Value and Amortized Cost

Their fair value and amortized cost are as follows:

	December 31 2017 $		December 31 2016 $
	Fair Value	Amortized Cost/Cost	Fair Value	Amortized Cost/Cost

Bonds	97.7	98.6	93.0	93.1
Equity securities	49.4	48.3	46.6	39.9
Term deposits	-	-	1.5	1.5

Total	147.1	146.9	141.1	134.5

Disclosure of the Bond Portfolio Stated at Fair Value

The terms to maturity of the bond portfolio, stated at fair value, are as follows:

	December 31 2017 $	December 31 2016 $

Within one year	5.6	18.6
After one year but not more than five years	73.5	64.8
More than five years	18.6	9.6

Total	97.7	93.0